Shareholder Report	6 Months Ended
May 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
A Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	A Class
Trading Symbol	TORTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	1.16%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.16%
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,151,902,537
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%

Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/
Accountant Change Statement [Text Block]
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 09, 2025
C Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	C Class
Trading Symbol	TORCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.91%
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,151,902,537
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%

Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/
Accountant Change Statement [Text Block]
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 09, 2025
Institutional Class
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Infrastructure Total Return Fund
Class Name	Institutional Class
Trading Symbol	TORIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tortoise Energy Infrastructure Total Return Fund for the period of December 1, 2024, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://oef.tortoisecapital.com/resource-center/fund-documents/. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-913-981-1020
Additional Information Website	https://oef.tortoisecapital.com/resource-center/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Updated Performance Information Location [Text Block]	Visit https://oef.tortoisecapital.com/resource-center/fund-documents/ for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 3,151,902,537
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$3,151,902,537
Number of Holdings	28
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Issuers	(%)
Cheniere Energy, Inc.	10.1%
The Williams Companies, Inc.	7.8%
MPLX LP	7.4%
Energy Transfer LP	7.0%
Targa Resources Corp.	6.3%
TC Energy Corporation	5.6%
Enbridge, Inc.	5.5%
ONEOK, Inc.	4.9%
Kinder Morgan, Inc.	4.9%
Antero Midstream Corporation	4.8%

Updated Prospectus Web Address	https://oef.tortoisecapital.com/resource-center/fund-documents/
Accountant Change Statement [Text Block]
On May 9, 2025, Ernst & Young LLP (“EY”) ceased to serve as the independent registered public accounting firm for the Fund, in connection with the reorganization of the Fund to Tortoise Capital Series Trust as Tortoise Capital Series Trust uses Tait,  Weller & Baker LLP  as their independent registered public accounting firm. During the Fund’s fiscal years ended November 30, 2024 and November 30, 2023, and the interim period ended May 9, 2025 there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 09, 2025